Operating Leases - Schedule Of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remaining 2022	$ 58
2022 and 2023	217	$ 231
2023		217
Total	$ 275	$ 448